UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 2059
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]is a restatement.

				   [X ]adds new holdings entries.
Institutional Investment Manger Filing this Report:
Name: Somerset Group, LLC
Address: 701 Xenia Ave S, Suite 201
Minneapolis, MN  55416

13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: Arlene Kielley
Title: Chief Compliance Officer
Phone:  763-208-6987
Signature, Place, and Date of Signing:
Arlene Kielley Minneapolis, Minnesota May 13, 2013
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of other Included Mangers: 		None
Form 13F Information Table Entry Total: 70
Form 13F Information Table Value Total:	140,180
List of Other Included Managers:		None

13-F Report
As of 12/31/2012
Set: All Open Accts  (All Open Accts)                                  FORM 13F INFORMATION TABLE
NAME OF ISSUER              TITLE                SHARES/    vALUE  SH/ PUT/ INVSTMT VOTING AUTHORITY
		          OF CLASS    CUSIP    	 PRN AMT   (X$1000)PRN  CALL DSCRETN SOLE SHARED   NONE
C.H. Robinson Worldwide      COM    12541W209    324,370   19,287  SH           SOLE   0     0    324,370
3M Company                   COM    88579Y101    125,001   13,289  SH           SOLE   0     0    125,001
U.S. Bancorp                 COM    902973304    323,699   10,983  SH           SOLE   0     0    323,699
SPDR Gold Trust              ETF    78463V107     38,803    5,994  SH           SOLE   0     0     38,803
JPMorgan Alerian MLP Index   ETN    46625H365     98,047    4,459  SH           SOLE   0     0     98,047
iShares IBoxx $ Invest Grad  ETF    464287242     32,133    3,853  SH           SOLE   0     0     32,133
PIMCO ETF TR                 ETF    72201R775     33,615    3,690  SH           SOLE   0     0     33,615
Weyerhaeuser Co              COM    962166104    109,180    3,426  SH           SOLE   0     0    109,180
Wells Fargo & Co New         COM    949746101     91,588    3,388  SH           SOLE   0     0     91,588
Ishares Dj US Home Const     COM    464288752    140,283    3,351  SH           SOLE   0     0    140,283
Ventas Inc                   COM    92276F100     40,225    2,944  SH           SOLE   0     0     40,225
SPDR Barclays Capital        ETF    78464A417     68,792    2,828  SH           SOLE   0     0     68,792
iShares MSCI Emerging Marke  ETF    464287234     66,115    2,828  SH           SOLE   0     0     66,115
Vanguard REIT ETF            ETF    922908553     38,851    2,740  SH           SOLE   0     0     38,851
International Business Mach  COM    459200101     12,488    2,664  SH           SOLE   0     0     12,488
WHOLE FOODS MKT INC          COM    966837106     29,549    2,563  SH           SOLE   0     0     29,549
Perrigo Co                   COM    714290103     20,418    2,424  SH           SOLE   0     0     20,418
Omnicare Inc                 COM    681904108     58,705    2,390  SH           SOLE   0     0     58,705
Alerian MLP                  ETF    00162Q866    116,816    2,070  SH           SOLE   0     0    116,816
EDWARDS LIFESCIENCES CO      COM    28176E108     25,177    2,069  SH           SOLE   0     0     25,177
SPDR S&P 500 ETF TR          ETF    78462F103     13,058    2,046  SH           SOLE   0     0     13,058
Travelers Companies Inc      COM    89417E109     23,995    2,020  SH           SOLE   0     0     23,995
Exxon Mobil Corporation      COM    30231G102     22,354    2,014  SH           SOLE   0     0     22,354
Apple Inc.                   COM    37833100       4,416    1,955  SH           SOLE   0     0      4,416
Lululemon Athletica Inc      COM    550021109     30,096    1,876  SH           SOLE   0     0     30,096
Procter & Gamble Company     COM    742718109     23,731    1,829  SH           SOLE   0     0     23,731
Union Pacific Corp           COM    907818108     12,721    1,812  SH           SOLE   0     0     12,721
Dominion Resources           COM    25746U109     30,728    1,788  SH           SOLE   0     0     30,728
Ford Motor Company           COM    345370860    131,140    1,724  SH           SOLE   0     0    131,140
McDonalds Corporation        COM    580135101     16,255    1,620  SH           SOLE   0     0     16,255
EMC Corp Mass                COM    268648102     60,617    1,448  SH           SOLE   0     0     60,617
Salesforce Com               COM    79466L302      7,963    1,424  SH           SOLE   0     0      7,963
NextEra Energy Inc           COM    65339F101     18,138    1,409  SH           SOLE   0     0     18,138
Chevron Corporation          COM    166764100     11,654    1,385  SH           SOLE   0     0     11,654
Google Inc.                  COM    38259P508      1,657    1,316  SH           SOLE   0     0      1,657
Vanguard Sh-Term Inf Etf     ETF    922020805     22,650    1,140  SH           SOLE   0     0     22,650
Pepsico                      COM    713448108     13,684    1,083  SH           SOLE   0     0     13,684
Rydex ETF Trust              ETF    78355W106     17,697    1,055  SH           SOLE   0     0     17,697
Deere & Co                   COM    244199105     11,917    1,025  SH           SOLE   0     0     11,917
iShares S&P Mid Cap 400 Gro  ETF    464287606      7,959    1,020  SH           SOLE   0     0      7,959
Entergy Transfer Equity      MLP    29273V100     16,630      973  SH           SOLE   0     0     16,630
NASDAQ 100 INDEX TRACKI      ETF    73935A104     11,692      803  SH           SOLE   0     0     11,692
iShares Iboxx$ High Yield    ETF    464288513      7,138      673  SH           SOLE   0     0      7,138
ISHARES DJ US FINL           ETF    464287788      9,839      668  SH           SOLE   0     0      9,839
HMS Holdings Corp            COM    40425J101     23,199      630  SH           SOLE   0     0     23,199
MARKET VECTORS HIGH YIE      ETF    57060U878     18,780      617  SH           SOLE   0     0     18,780
Williams Partners L.P.       MLP    96950F104     11,885      616  SH           SOLE   0     0     11,885
Clean Energy Fules Corp      COM    184499101     47,300      615  SH           SOLE   0     0     47,300
PowerShares DWA Emerg Markt  ETF    73936Q20      26,830      543  SH           SOLE   0     0     26,830
ATLAS PIPELINE PARTNERS      MLP    49392103      13,935      482  SH           SOLE   0     0     13,935
Northern Tr Corp             COM    665859104      8,500      464  SH           SOLE   0     0      8,500
Amazon.com, Inc.             COM    23135106       1,660      442  SH           SOLE   0     0      1,660
SPDR Energy Select Sector    ETF    81369Y506      5,500      436  SH           SOLE   0     0      5,500
COSTCO WHSL CORP             COM    22160K105      4,100      435  SH           SOLE   0     0      4,100
MARKWEST ENERGY PARTN        MLP    570759100      7,150      434  SH           SOLE   0     0      7,150
Caterpillar Inc              COM    149123101      4,933      429  SH           SOLE   0     0      4,933
Texas Instruments Inc        COM    882508104     10,000      355  SH           SOLE   0     0     10,000
SEADRILL LIMITED             MLP    G7945E105      9,500      353  SH           SOLE   0     0      9,500
Whirlpool Corp               COM    96332010       2,598      308  SH           SOLE   0     0      2,598
iShares S&P NA Tech. Sec. I  ETF    464287549      4,000      290  SH           SOLE   0     0      4,000
General Electric             COM    369604103     11,706      271  SH           SOLE   0     0     11,706
Johnson & Johnson            COM    478160104      3,039      248  SH           SOLE   0     0      3,039
Sanmina SCI Corporation      COM    800907206     21,148      240  SH           SOLE   0     0     21,148
General Mills                COM    370334104      4,694      231  SH           SOLE   0     0      4,694
Verizon Communications       COM    92343V104      4,700      231  SH           SOLE   0     0      4,700
Underground Sltns Inc        COM    904323102    260,263       42  SH           SOLE   0     0    260,263
STAR SCIENTIFIC INC          COM    85517P101     10,000       17  SH           SOLE   0     0     10,000
MAJESCO ENTERTAINMENT        COM    560690208     10,000        5  SH           SOLE   0     0     10,000
Comparator Sys Corp          COM    20449420      15,000        0  SH           SOLE   0     0     15,000
Call on MMM @ 97             OPT    9HA9967B1     10,000       95      CALL     SOLE   0     0     10,000